Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Jun. 30, 2013 Restricted Stock Awards [Member]	Jun. 30, 2012 ISLA International, Ltd. [Member]
Issuance price per share, funding acquisition		$ 2.35
Issuance price per share	$ 1.62	$ 2.4